AlphaCentric Municipal Opportunities Fund

A series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for AlphaCentric Municipal Opportunities Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on December 26, 2019, (SEC Accession No. 0001580642-19-005680).